Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	149 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.17%	2.18%	1.76%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%	13.87%
First Trust Managed Futures Strategy Fund
Prospectus [Line Items]
Average Annual Return, Percent		4.04%	4.31%	1.56%	1.32%
Performance Inception Date	Aug. 01, 2013
First Trust Managed Futures Strategy Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.73%	2.89%	0.72%	0.56%
First Trust Managed Futures Strategy Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.37%	2.71%	0.83%	0.67%